UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - Banyan 10Q - USD ($)		3 Months Ended										5 Months Ended	6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
		Oct. 15, 2023	Sep. 30, 2023	Jul. 23, 2023	Jun. 30, 2023	Mar. 31, 2023	Oct. 09, 2022	Sep. 30, 2022	Jul. 17, 2022	Jun. 30, 2022	Mar. 31, 2022	Oct. 15, 2023	Oct. 09, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Apr. 30, 2023	Dec. 31, 2022	Apr. 24, 2022	Dec. 31, 2021	Apr. 25, 2021
Operating expenses:
Operating loss		$ (7,206,000)					$ (3,019,000)					$ (8,078,000)	$ (6,202,000)				$ (13,729,000)		$ (11,331,000)		$ (29,538,000)
Other income (expenses):
Income (loss) before income taxes		(7,355,000)					(3,294,000)					(10,329,000)	1,789,000				(7,333,000)		(9,879,000)		(29,985,000)
Provision for income taxes		72,000					(96,000)					0	(144,000)				(192,000)		(38,000)		(13,000)
Net (loss) income		$ (7,283,000)		$ (3,046,000)			$ (3,390,000)		$ 5,035,000			$ (10,329,000)	$ 1,645,000				$ (7,525,000)		$ (9,917,000)		$ (29,998,000)
Weighted average common shares outstanding, basic (in shares)		6,535,000					6,168,000					6,550,000	6,168,000				6,210,000		6,108,000		6,079,000
Weighted average common shares outstanding, diluted (in shares)		6,535,000					6,168,000					6,550,000	16,992,000				6,210,000		6,108,000		6,079,000
Earnings (loss) per share, basic (in dollars per share)		$ (1.17)					$ (0.55)					$ (1.87)	$ 0.27				$ (1.21)		$ (1.62)		$ (4.93)
Earnings (loss) per share, diluted (in dollars per share)		$ (1.17)					$ (0.55)					$ (1.87)	$ 0.10				$ (1.21)		$ (1.62)		$ (4.93)
BANYAN ACQUISITION CORPORATION
Operating expenses:
Warrant issuance expense															$ 500,307			$ 500,307
Exchange listing fees			$ 21,249					$ 20,178						$ 63,518	140,543			160,721
Legal fees			1,003,710					17,380						3,517,185	139,324			215,000
General, administrative, and other expenses			471,369					217,784						1,501,781	653,646	$ 22,252		877,640
Total operating expenses			1,496,328					255,342						5,082,484	1,433,820	22,252		1,753,668
Operating loss			(1,496,328)					(255,342)						(5,082,484)	(1,433,820)	(22,252)		(1,753,668)
Other income (expenses):
Change in fair value of warrant liability			922,888					1,454,500						(3,753,738)	13,214,963			14,304,338
Interest income on cash held in bank account			3,901											18,991
Interest income on treasury securities held in Trust Account			514,356					1,251,524						4,405,609	1,709,000			3,939,359
Interest income																		3,939,359
Unrealized gain (loss) on treasury securities held in Trust Account			44,693					47,960						(62,494)	9,732			57,498
Other income			1,485,838					2,753,984						608,368	14,933,695			18,301,195
Income (loss) before income taxes			(10,490)					2,498,642						(4,474,116)	13,499,875	(22,252)		16,547,527
Provision for income taxes			(98,248)					(217,336)						(897,753)	(325,757)			(783,546)
Net (loss) income			$ (108,738)		$ (6,582,267)	$ 1,319,136		$ 2,281,306		$ 1,450,175	$ 9,442,637			$ (5,371,869)	$ 13,174,118	$ (22,252)		$ 15,763,981
Class A common stock | BANYAN ACQUISITION CORPORATION
Other income (expenses):
Weighted average common shares outstanding, basic (in shares)			3,998,687					24,150,000						12,192,078	22,115,385			22,604,795
Weighted average common shares outstanding, diluted (in shares)			3,998,687					24,150,000						12,192,078	22,115,385			22,604,795
Earnings (loss) per share, basic (in dollars per share)																		$ 0.53
Earnings (loss) per share, diluted (in dollars per share)																		$ 0.53
Redeemable Class A common stock | BANYAN ACQUISITION CORPORATION
Other income (expenses):
Net (loss) income			$ (38,672)					$ 1,754,851						$ (3,369,552)	$ 9,923,259			$ 11,937,823
Weighted average common shares outstanding, basic (in shares)			3,998,687					24,150,000						12,192,078	22,115,385			22,604,795
Weighted average common shares outstanding, diluted (in shares)			3,998,687					24,150,000						12,192,078	22,115,385			22,604,795
Earnings (loss) per share, basic (in dollars per share)			$ (0.01)					$ 0.07						$ (0.28)	$ 0.45			$ 0.53
Earnings (loss) per share, diluted (in dollars per share)			$ (0.01)					$ 0.07						$ (0.28)	$ 0.45			$ 0.53
Non-redeemable Class A and Class B common stock
Other income (expenses):
Weighted average common shares outstanding, diluted (in shares)														7,245,000	7,245,000
Earnings (loss) per share, diluted (in dollars per share)														$ (0.28)	$ 0.45
Non-redeemable Class A and Class B common stock | BANYAN ACQUISITION CORPORATION
Other income (expenses):
Net (loss) income			$ (70,066)					$ 526,455						$ (2,002,317)	$ 3,250,859
Weighted average common shares outstanding, basic (in shares)			7,245,000					7,245,000						7,245,000	7,245,000
Weighted average common shares outstanding, diluted (in shares)			7,245,000					7,245,000						7,245,000	7,245,000
Earnings (loss) per share, basic (in dollars per share)			$ (0.01)					$ 0.07						$ (0.28)	$ 0.45
Earnings (loss) per share, diluted (in dollars per share)			$ (0.01)					$ 0.07						$ (0.28)	$ 0.45
Class B common stock | BANYAN ACQUISITION CORPORATION
Other income (expenses):
Weighted average common shares outstanding, basic (in shares)	[1]																	7,245,000		6,300,000
Weighted average common shares outstanding, diluted (in shares)	[1]																	7,245,000		6,300,000
Earnings (loss) per share, basic (in dollars per share)																		$ 0.53		$ 0.00
Earnings (loss) per share, diluted (in dollars per share)																		$ 0.53		$ 0.00

[1]	Excludes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter for the period from March 10, 2021 (inception) through December 31, 2021. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.